Related Parties - Charges (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Charges from related parties	€ 189	€ 186	€ 222